19. Restatement of Prior Period Financials (Details) (USD $)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion	$ 5,927		$ 5,356	$ 5,356
Total current liabilities	984,395		48,568	48,568
Convertible notes payable (net of debt discount), less current portion			609,950	609,950
Total long term liabilities	770,332		611,200	611,200
Common stock	2,604,696		933,627	933,627
Total stockholders' equity			222,665	222,665
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013			19,342	19,342
Common stock	255,000	0		933,627
Total stockholders' equity			222,665	222,665
Common Stock
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013			19,342
As Previously Reported
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion			2,930	2,930
Total current liabilities			46,142	46,142
Convertible notes payable (net of debt discount), less current portion			341,907	341,907
Total long term liabilities			343,157	343,157
Common stock			1,204,096	1,204,096
Total stockholders' equity			493,134	493,134
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013				289,811
Common stock				1,204,096
Total stockholders' equity			493,134	493,134
Adjustments
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion			2,426	2,426
Total current liabilities			2,426	2,426
Convertible notes payable (net of debt discount), less current portion			268,043	268,043
Total long term liabilities			268,043	268,043
Common stock			(270,469)	(270,469)
Total stockholders' equity			(270,469)	(270,469)
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013				(270,469)
Common stock				(270,469)
Total stockholders' equity			$ (270,469)	$ (270,469)